Document And Entity Information	May 02, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 02, 2025
Entity Registrant Name	City Office REIT, Inc.
Entity Central Index Key	0001593222
Entity Emerging Growth Company	false
Entity File Number	001-36409
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	98-1141883
Entity Address, Address Line One	666 Burrard Street
Entity Address, Address Line Two	Suite 3210
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 2X8
City Area Code	(604)
Local Phone Number	806-3366
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6.625% Series A Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	CIO.PrA
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CIO
Security Exchange Name	NYSE